PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:
Machinery and equipment	40,268	35,999
Leasehold improvements	9,656	8,917
Motor vehicles	81	77
Office furniture and equipment	869	799

	50,874	45,792
Accumulated depreciation:
Machinery and equipment	(33,892)	(30,349)
Leasehold improvements	(8,991)	(8,019)
Motor vehicles	(56)	(59)
Office furniture and equipment	(672)	(604)

	(43,611)	(39,031)

Depreciated cost	7,263	6,761

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 were $1,591, $1,508 and $1,649, respectively.